Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
Schedule of Investments at Fair Value	The following table sets forth by level, within the fair value hierarchy, the Company’s investments at fair value as of December 31, 2023 and 2022:
Level 2
Corporate debt securities:
December 31, 2023	$-
December 31, 2022	$6,441

Schedule of Cost and Fair Value of Available for Sale Investments	Cost and fair value of available-for-sale investments as of December 31, 2023 and 2022 are as follows:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities:
December 31, 2023	$-	$-	$-	$-
December 31, 2022	$6,457	$-	$(16)	$6,441